DISCONTINUED OPERATIONS CLASSIFIED AS HELD FOR SALE (Details) - Discontinued Operations, Held-for-sale - ChampionX - Forecast shares in Millions, $ in Millions	Jun. 03, 2020 USD ($) shares
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Shares accepted	5.0
Number of shares exchanged	122.2
Cash received from ChampionX | $	$ 527.4